Document and Entity Information	Jun. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Entity File Number	001-08504
Entity Registrant Name	UNIFIRST CORPORATION
Entity Central Index Key	0000717954
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2103460
Entity Address, Address Line One	68 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	978
Local Phone Number	658-8888
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UNF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false